Investment Securities, Concentrations (Details) - Stockholders' Equity [Member] $ in Thousands	Dec. 31, 2024 USD ($)
Federal National Mortgage Association [Member]
Securities Held in Available for Sale and Held to Maturity Portfolios that Represent Greater than 10% of Shareholders Equity [Abstract]
Amortized cost	$ 145,419
Fair value	130,046
Federal Home Loan Mortgage Corporation [Member]
Securities Held in Available for Sale and Held to Maturity Portfolios that Represent Greater than 10% of Shareholders Equity [Abstract]
Amortized cost	98,208
Fair value	$ 89,081